Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Warrant Liability [Abstract]
Warrant Liability [Text Block]

Note 10. Warrant Liability

Prior to the Merger on December 20, 2013 the Company issued an aggregate of 9,200,000 warrants to purchase its ordinary shares as follows: 4,200,000 warrants issued in connection with Andina’s Initial Public Offering, 4,800,000 warrants issued in connection with a Private Placement simultaneous with the Initial Public Offering and 200,000 working capital warrants issued upon conversion of a promissory note at the closing of the Merger. Following the Notice of Effectiveness of its Registration Statement on June 16, 2014, an aggregate of 1,382,217 warrants have been exercised by investors resulting in 7,817,783 warrants remaining outstanding as of September 30, 2015.
The fair value of the warrant liability was determined by the Company using the Binomial Lattice pricing model. This model is dependent upon several variables such as the instrument’s expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term and the expected volatility of the Company’s stock price over the expected term. The expected term represents the period of time that the instruments granted are expected to be outstanding. The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection. The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation. Expected dividend yield is based on historical trends. The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly traded companies.
The inputs to the model were as follows:

	September 30, 2015	December 31, 2014
Stock Price	$13.72	$10.15
Dividend Yield (per quarter per share)	$0.125	N/A
Risk-free rate	0.33%	0.67%
Expected Term (years)	1.22	1.97
Expected Volatility	35.00%	33.62%
The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2014	$19,991
Fair value adjustment – six months ended June 30, 2015	11,313
Balance – June 30, 2015	31,304
Fair value adjustment – three months ended September 30, 2015	3,146
Balance – September 30, 2015	$34,450
The Company’s equity warrants are exercisable by the warrant holder in either of two modes: (i) by making a cash payment at the exercise price and receiving ordinary shares (“cash exercise”), or (ii) by applying a formula in the warrant agreement that is based on the market price of the shares on the NASDAQ market in order to receive ordinary shares for the warrant with no cash payment (“cashless exercise”). Of 1,382,217 aggregate warrants exercised since the merger in December 2013, warrant holders exercised 102,570 warrants on a cash basis and 1,279,647 warrants (14.1% of all warrants outstanding at June 30, 2015) for 532,078 ordinary shares on a cashless basis.
The Company remeasured the fair value of the exercised warrants as of the date of exercise using quoted prices on the NASDAQ and OTC Pink Markets (e.g., unadjusted Level 1 inputs) to estimate the gain or loss on extinguishment of the associated warrant liability. The gain or loss was recognized in the Company’s condensed consolidated statement of operations as a separate component of the total change in the warrant liability for the period as follows:

	Number of Warrants	Average Value	Fair Value
At December 31, 2013	9,200,000	$1.99	$18,280,000
Warrants exercised on a cash basis	102,570	$3.24	$331,985
At December 31, 2014	9,097,430	$2.20	$19,991,423
Exercise of warrants for shares	1,279,647	$5.47	$7,002,604
Change in fair value to the date of cashless exercise	1,279,647	$2.03	$(2,599,730)
Change in fair value of warrants remaining at September 30, 2015	7,817,783	$0.97	$(7,548,229)
Closing balance as of September 30, 2015	7,817,783	$4.41	$(34,449,540)
Change in warrant liability (offset to income statement)	(1,279,647)	—	$(3,145,355)
Gain on cashless exercise of warrants	1,279,647	—	$4,402,874
Loss on change in fair value of remaining warrants	7,817,783	—	$(7,548,229)

Note 17. Warrant Liability

The fair value of the warrant liability was determined by the Company using the Binomial Lattice pricing model. This model is dependent upon several variables such as the instrument’s expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term and the expected volatility of the Company’s stock price over the expected term. The expected term represents the period of time that the instruments granted are expected to be outstanding. The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection. The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation. Expected dividend yield is based on historical trends. The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies. The inputs to the model were as follows:

	December 31,
	2014	2013
Stock Price	$10.15	$8.55
Dividend Yield	N/A	N/A
Risk-free rate	0.67%	0.78%
Expected Term	1.97	2.97
Expected Volatility	33.62%	44.69%
The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2013	$18,280
Fair value adjustment for year ended December 31, 2014	1,711
Balance at December 31, 2014	$19,991